Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 0	$ 0
Deferred tax liabilities	0	0
Valuation allowance	48,353,000	20,376,000
Accrued interest and penalties related to uncertain tax positions	0	0
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses available to reduce future taxable income	156,584,000	67,955,000
Net operating losses available to reduce future taxable income subject to expiration	110,000
Net operating losses available to reduce future taxable income not subject to expiration	114,514,000
Federal | Research and development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	3,373,000	2,299,000
State
Operating Loss Carryforwards [Line Items]
Net operating losses available to reduce future taxable income	104,555,000	41,106,000
Net operating losses available to reduce future taxable income subject to expiration	5,041,000
State | Research and development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 2,854,000	$ 2,043,000